PROPERTY, PLANT AND EQUIPMENT, NET - Summary of Component of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 205,198	$ 198,803	$ 169,682
Less: accumulated deprecation	(134,602)	(133,003)	(125,537)
Property, plant and equipment, net (excluding construction in progress)	70,596	65,800	44,145
Construction in progress	0	0	9
Property, plant and equipment, net	70,596	65,800	44,154
Rental Tools and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 195,460	$ 188,949	160,973
Rental Tools and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Rental Tools and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	10 years	10 years
Buildings and Improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 6,686	$ 6,672	5,781
Buildings and Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Buildings and Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	40 years	40 years
Office Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 2,269	$ 2,389	2,101
Office Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	3 years
Office Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years
Transportation and Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 783	$ 793	$ 827
Transportation and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	3 years	3 years
Transportation and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives (in years)	5 years	5 years